Warrants to purchase common shares	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
11. Warrants to purchase common shares

The following is a summary of outstanding warrants to purchase common shares:

				exercise
	exercise		# of	proceeds
	price		warrants	received
Outstanding as at January 1, 2011		-	-	$-
Issued on February 2011 private placement (see (i))		$0.60	3,345,920	-
Exercised in 2011		$0.60	(700,000)	420,000
Outstanding as at December 31, 2011		$0.60	2,645,920	420,000
Exercised in 2012		$0.60	(464,558)	278,760
Expired on February 16, 2012		$0.60	(2,181,362)	-
			-	698,760
Issued in 2012 private placement financings (see (ii))	$	US 1.20	4,502,821	-
Outstanding as at December 31, 2012	$	US 1.20	4,502,821	-
Exercised in 2013			(846,700)	1,064,222
Outstanding as at December 31, 2013 (see (iii))	$	US 1.20	3,656,121	1,064,222

(i)	In February, 2011 NXT closed a private placement financing of Units which included a total of 3,345,920 warrants which had an exercise price of $0.60 and an expiry date of February 16, 2012.

(ii)	The estimated fair value attributed to the 4,502,821 total US$ Warrants that were issued in the 2012 Financings (see note 7(iii)) was $409,143, determined using the weighted average assumptions listed in note 12(2).

(iii)	Subsequent to December 31, 2013, an additional 2,090,385 of the US $1.20 Warrants have been exercised in 2014, resulting in exercise proceeds of US $2,508,462. The outstanding Warrants have expiry dates in 2014 as follows:

			# as at			# as at
	issued	exercised	December 31,	exercised	expired	April 24,
Expiry date	in 2012	in 2013	2013	in 2014	in 2014	2014
7-Mar-2014	2,096,175	(809,367)	1,286,808	(1,240,872)	(45,936)	-
19-Mar-2014	412,333	(4,000)	408,333	(405,533)	(2,800)	-
30-Mar-2014	608,580	-	608,580	(401,580)	(207,000)	-
4-May-2014	1,385,733	(33,333)	1,352,400	(42,400)	-	1,310,000
	4,502,821	(846,700)	3,656,121	(2,090,385)	(255,736)	1,310,000